Goodwill And Intangible Assets (Tables)	6 Months Ended
Jun. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Information Regarding Goodwill and Intangible Assets

Information regarding our goodwill and intangible assets as of December 29, 2018 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(16,431)	$41,969
Customer lists	5	160	(135)	25
Leasehold interests	1–20	30,468	(12,735)	17,733
Computer software	3	18,176	(14,324)	3,852

Total finite-lived intangible assets		107,204	(43,625)	63,579
Liquor licenses	Indefinite	5,245	—	5,245

Total intangible assets		112,449	(43,625)	68,824
Goodwill		747,943	—	747,943

Total goodwill and intangible assets		$860,392	$(43,625)	$816,767

Information regarding our goodwill and intangible assets as of June 29, 2019 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(18,378)	$40,022
Customer lists	5	160	(151)	9
Leasehold interests	1–20	30,468	(14,412)	16,056
Computer software	3	19,227	(15,725)	3,502

Total finite-lived intangibles		108,255	(48,666)	59,589
Liquor licenses	Indefinite	5,811	—	5,811

Total intangible assets		114,066	(48,666)	65,400
Goodwill		747,943	—	747,943

Total goodwill and other intangibles		$862,009	$(48,666)	$813,343